Marketable Securities - Marketable Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 6,841
Gross Unrealized Gains	4
Gross Unrealized Losses	(2)
Estimated Fair Value	6,843
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,355
Gross Unrealized Gains	3
Gross Unrealized Losses	(2)
Estimated Fair Value	6,356
Asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	486
Gross Unrealized Gains	1
Gross Unrealized Losses
Estimated Fair Value	$ 487